Fair Value of Financial Instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Sep. 24, 2024	Sep. 01, 2024	Aug. 31, 2024	Feb. 28, 2023	Jun. 30, 2022	Feb. 23, 2022	Nov. 24, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash	$ 724,000,000	$ 864,000,000
Realized gains (losses) on derivatives	16,000,000	(15,000,000)	$ 200,000
Silicon Carbide
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash	720,000,000	858,000,000
Other Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash	4,000,000	5,000,000
Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount							$ 825,000,000	$ 825,000,000		$ 1,075,000,000
Fixed interest rate							1.42%			1.52%
Floor interest rate				0.10%			0.00%
Derivative asset		$ 8,000,000
Derivative asset, statement of financial position		Other assets, Prepaid and other current assets
Interest Rate Cap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount					$ 1,500,000,000	$ 500,000,000
Fixed interest rate									0.853%
Derivative asset	$ 17,000,000	$ 50,000,000
Derivative asset, statement of financial position	Other assets, Prepaid and other current assets	Other assets, Prepaid and other current assets
SOFR percentage of derivative									1.92%
Interest Rate Cap | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount									$ 500,000,000
Interest Rate Cap | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount									$ 1,500,000,000